UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (1,099,588)	$ (1,175,802)
Foreign currency translation adjustments:
Translation loss	(10,799)	(5,546)
Net change	(10,799)	(5,546)
Available-for-sale investments:
Change in unrealized loss	(5,286)	(16,580)
Net change	(5,286)	(16,580)
Total other comprehensive loss, net of tax	(16,085)	(22,126)
Total comprehensive (gain) loss attributable to non-controlling interests	7,551	(3,260)
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (1,108,122)	$ (1,201,188)